Summary of Significant Accounting Policies (Details) - Schedule of Amortization Estimated Useful Lives	Dec. 31, 2023
Technology-related [Member]
Schedule of Amortization Estimated Useful Lives [Line Items]
Expected Life (years)	7 years
Minimum [Member] | Customer-related [Member]
Schedule of Amortization Estimated Useful Lives [Line Items]
Expected Life (years)	9 years
Minimum [Member] | Marketing-related [Member]
Schedule of Amortization Estimated Useful Lives [Line Items]
Expected Life (years)	4 years
Maximum [Member] | Customer-related [Member]
Schedule of Amortization Estimated Useful Lives [Line Items]
Expected Life (years)	15 years
Maximum [Member] | Marketing-related [Member]
Schedule of Amortization Estimated Useful Lives [Line Items]
Expected Life (years)	5 years